Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 38,797	$ 47,279
License receivable	631
Prepaid expenses and other current assets	6,385	6,235
Assets held for sale		14,113
Total current assets	45,813	67,627
Non-current assets:
Property and equipment, net	9,284	9,007
Operating lease right of use assets	4,792	6,014
Other non-current assets	2,764	3,993
Total assets	62,653	86,641
Current Liabilities:
Accounts payable	6,875	10,058
Accrued expenses and other current liabilities	8,963	7,908
Operating lease liabilities, current	2,842	2,663
Liabilities related to assets held for sale		10,337
Total current liabilities	18,680	30,966
Non-current liabilities:
Operating lease liabilities, non-current	1,957	3,261
Total liabilities	20,637	34,227
Commitments and contingencies (Note 12)
Shareholders' equity:
Additional paid-in capital	502,861	500,781
Accumulated other comprehensive loss	(784)	(3,151)
Accumulated deficit	(460,198)	(445,353)
Total shareholders’ equity	42,016	52,414
Total liabilities and shareholders' equity	62,653	86,641
Deferred Shares One
Shareholders' equity:
Deferred shares, value	$ 137	$ 137